Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates	3 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 ¥ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 ¥ / shares
Period end exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 7.296	$ 1	¥ 7.1135
Three months average exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 7.2504	$ 1	¥ 6.846